UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:
          100 Front Street
          Suite 920
          West Conshohocken, PA 19428


13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mimi Drake
Title:   Chief Financial Officer
Phone:   (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                  West Conshohocken, PA        August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total: $253,097
                                        (x000s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number            Name

1          028-11630                       Defiance Asset Management Fund, L.P.

                           FORM 13F INFORMATION TABLE
                                  June 30, 2006



COLUMN 1                      COLUMN  2   COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                              TITLE                    VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP       (x$1,000)  PRN AMT  PRN CALL  DISCRETION      MGRS    SOLE      SHARED   NONE
--------------                --------    -----       ---------  -------  --- ----  ----------      ----    ----      ------   ----
APACHE CORP                   COM         037411105    2,995     43,882   SH        SHARED-DEFINED   1                 43,882
APACHE CORP                   COM         037411105      888     13,005   SH        SOLE             NONE    13,005
ATI TECHNOLOGIES INC          COM         001941103    3,663    250,871   SH        SHARED-DEFINED   1                250,871
ATI TECHNOLOGIES INC          COM         001941103    1,085     74,332   SH        SOLE             NONE    74,332
BANK OF AMERICA CORPORATION   COM         060505104    6,522    135,594   SH        SHARED-DEFINED   1                135,594
BANK OF AMERICA CORPORATION   COM         060505104    1,928     40,077   SH        SOLE             NONE    40,077
CHEVRON CORP NEW              COM         166764100    8,277    133,375   SH        SHARED-DEFINED   1                133,375
CHEVRON CORP NEW              COM         166764100    2,456     39,579   SH        SOLE             NONE    39,579
CITIGROUP INC                 COM         172967101    8,337    172,796   SH        SHARED-DEFINED   1                172,796
CITIGROUP INC                 COM         172967101    2,482     51,446   SH        SOLE             NONE    51,446
CONOCOPHILLIPS                COM         20825C104   18,481    282,024   SH        SHARED-DEFINED   1                282,024
CONOCOPHILLIPS                COM         20825C104    5,480     83,624   SH        SOLE             NONE    83,624
CSS INDS INC                  COM         125906107      141      4,912   SH        SHARED-DEFINED   1                  4,912
CSS INDS INC                  COM         125906107       42      1,456   SH        SOLE             NONE     1,456
CUMMINS INC                   COM         231021106    3,035     24,830   SH        SHARED-DEFINED   1                 24,830
CUMMINS INC                   COM         231021106      900      7,365   SH        SOLE             NONE     7,365
DOW CHEM CO                   COM         260543103    6,999    179,311   SH        SHARED-DEFINED   1                179,311
DOW CHEM CO                   COM         260543103    2,078     53,243   SH        SOLE             NONE    53,243
EASTMAN CHEM CO               COM         277432100    5,550    102,778   SH        SHARED-DEFINED   1                102,778
EASTMAN CHEM CO               COM         277432100    1,641     30,385   SH        SOLE             NONE    30,385
ENDOLOGIX INC                 COM         29266S106    1,772    500,437   SH        SHARED-DEFINED   1                500,437
ENDOLOGIX INC                 COM         29266S106      524    148,095   SH        SOLE             NONE   148,095
GOTTSCHALKS INC               COM         383485109    3,232    495,637   SH        SHARED-DEFINED   1                495,637
GOTTSCHALKS INC               COM         383485109      963    147,663   SH        SOLE             NONE   147,663
HEALTH MGMT ASSOC INC NEW     CL A        421933102    2,163    109,727   SH        SHARED-DEFINED   1                109,727
HEALTH MGMT ASSOC INC NEW     CL A        421933102      637     32,309   SH        SOLE             NONE    32,309
HESS CORP                     COM         42809H107    4,305     81,463   SH        SHARED-DEFINED   1                 81,463
HESS CORP                     COM         42809H107    1,276     24,140   SH        SOLE             NONE    24,140
HOME DEPOT INC                COM         437076102    7,001    195,607   SH        SHARED-DEFINED   1                195,607
HOME DEPOT INC                COM         437076102    2,083     58,197   SH        SOLE             NONE    58,197
JARDEN CORP                   COM         471109108   12,706    417,282   SH        SHARED-DEFINED   1                417,282
JARDEN CORP                   COM         471109108    3,766    123,680   SH        SOLE             NONE   123,680
JLG INDS INC                  COM         466210101    4,609    204,832   SH        SHARED-DEFINED   1                204,832
JLG INDS INC                  COM         466210101    1,366     60,714   SH        SOLE             NONE    60,714
MARATHON OIL CORP             COM         565849106    4,002     48,044   SH        SHARED-DEFINED   1                 48,044
MARATHON OIL CORP             COM         565849106    1,191     14,292   SH        SOLE             NONE    14,292
MOTOROLA INC                  COM         620076109   12,228    606,866   SH        SHARED-DEFINED   1                606,866
MOTOROLA INC                  COM         620076109    3,624    179,850   SH        SOLE             NONE   179,850
MUELLER INDS INC              COM         624756102    1,893     57,309   SH        SHARED-DEFINED   1                 57,309
MUELLER INDS INC              COM         624756102      561     16,984   SH        SOLE             NONE    16,984
PFIZER INC                    COM         717081103   10,606    451,884   SH        SHARED-DEFINED   1                451,884
PFIZER INC                    COM         717081103    3,141    133,846   SH        SOLE             NONE   133,846
PULTE HOMES INC               COM         745867101    5,794    201,255   SH        SHARED-DEFINED   1                201,255
PULTE HOMES INC               COM         745867101    1,715     59,562   SH        SOLE             NONE    59,562
SANMINA SCI CORP              COM         800907107    3,003    652,844   SH        SHARED-DEFINED   1                652,844
SANMINA SCI CORP              COM         800907107      890    193,523   SH        SOLE             NONE   193,523
SEAGATE TECHNOLOGY            SHS         G7945J104    5,641    249,147   SH        SHARED-DEFINED   1                249,147
SEAGATE TECHNOLOGY            SHS         G7945J104    1,676     74,043   SH        SOLE             NONE    74,043
SPRINT NEXTEL CORP            COM FON     852061100    5,818    291,060   SH        SHARED-DEFINED   1                291,060
SPRINT NEXTEL CORP            COM FON     852061100    1,730     86,522   SH        SOLE             NONE    86,522
ST PAUL TRAVELERS INC         COM         792860108    4,460    100,052   SH        SHARED-DEFINED   1                100,052
ST PAUL TRAVELERS INC         COM         792860108    1,324     29,699   SH        SOLE             NONE    29,699
TENET HEALTHCARE CORP         COM         88033G100    3,246    464,987   SH        SHARED-DEFINED   1                464,987
TENET HEALTHCARE CORP         COM         88033G100      956    137,013   SH        SOLE             NONE   137,013
TEREX CORP NEW                COM         880779103   15,281    154,823   SH        SHARED-DEFINED   1                154,823
TEREX CORP NEW                COM         880779103    4,533     45,931   SH        SOLE             NONE    45,931
TOO INC                       COM         890333107    4,902    127,699   SH        SHARED-DEFINED   1                127,699
TOO INC                       COM         890333107    1,453     37,860   SH        SOLE             NONE    37,860
U S AIRWAYS GROUP INC         COM         90341W108    6,827    135,074   SH        SHARED-DEFINED   1                135,074
U S AIRWAYS GROUP INC         COM         90341W108    2,020     39,966   SH        SOLE             NONE    39,966
WELLPOINT INC                 COM         94973V107    6,290     86,438   SH        SHARED-DEFINED   1                 86,438
WELLPOINT INC                 COM         94973V107    1,864     25,621   SH        SOLE             NONE    25,621
YRC WORLDWIDE INC             COM         984249102    5,432    128,996   SH        SHARED-DEFINED   1                128,996
YRC WORLDWIDE INC             COM         984249102    1,613     38,315   SH        SOLE             NONE    38,315


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